Stockholders' Equity Matters (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended																		1 Months Ended		12 Months Ended
	Dec. 22, 2014	Dec. 15, 2014	Nov. 17, 2014	Nov. 04, 2014	Oct. 15, 2014	Sep. 15, 2014	Jul. 15, 2014	May 28, 2014	Apr. 15, 2014	Mar. 14, 2014	Jan. 15, 2014	Dec. 16, 2013	Oct. 15, 2013	Sep. 11, 2013	Jul. 15, 2013	Jun. 06, 2013	Apr. 15, 2013	Mar. 14, 2013	Dec. 31, 2013	Nov. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2014
Stockholders' Equity Note
Dividends declared (in dollars per share)			$ 0.4750			$ 0.4750		$ 0.2700		$ 0.2700		$ 0.2700		$ 0.2700		$ 0.2700		$ 0.2700			$ 5.3713	$ 1.0800	$ 5.1200
Special distribution declared (in dollars per share)						$ 3.6144
Catch-up distribution declared (in dollars per share)			$ 0.2550
Dividends declared			$ 99,617			$ 91,993		$ 52,033		$ 51,812		$ 51,683		$ 51,625		$ 51,597		$ 51,460			$ 493,513	$ 208,900	$ 328,707
Special distribution declared						700,000
Catch-up distribution declared			53,450
Dividends paid ( in dollars per share)	$ 0.4750	$ 0.255			$ 0.475		$ 0.27		$ 0.27		$ 0.27		$ 0.27		$ 0.27		$ 0.27
Special distribution paid ( in dollars per share)				$ 3.6144																			$ 4.07
Dividends paid	99,617	53,450		700,000	91,993		52,033		51,812		51,683		51,625		51,597		51,460				542,298	206,798	318,845
Special distribution paid																				700,000
Amount of declared distributions																					1,048,905	206,365	886,896
Number of preferred stock purchase right entitled for each share of common stock																			1
Maximum amount the special distribution can be in cash						140,000
Maximum amount the special distribution can be in cash as a percent of the total special distribution						20.00%
Number of trading days used for value of special dividend				3 days
Cash portion of special distribution				$ 140,000
Common stock value for special dividend (in dollars per share)				$ 35.55																				$ 35.55
Common stock issued in special dividend (in shares)				15,750,000
Percent of dividends paid																					100.00%	100.00%	100.00%
Nonqualified ordinary dividends
Stockholders' Equity Note
Percent of dividends paid																					26.40%	0.00%	0.00%
Qualified ordinary dividends
Stockholders' Equity Note
Percent of dividends paid																					56.40%	100.00%	100.00%
Return of capital
Stockholders' Equity Note
Percent of dividends paid																					17.20%	0.00%	0.00%